Disclosures on Financial Instruments - Summary of Amounts that have been Offset and Amounts that are Available for Offset (Detail) ₨ in Millions, $ in Millions	Mar. 31, 2018 INR (₨)	Mar. 31, 2018 USD ($)	Mar. 31, 2017 INR (₨)
Disclosure of detailed information about financial instruments [line items]
Gross amount recognized, Financial assets	₨ 416,979.3		₨ 326,263.9
Gross amount recognized as set off in the balance sheet, Financial assets	(17,648.5)		(2,785.6)
Net amount presented in the balance sheet, Financial assets	399,330.8		323,478.3
Amounts subject to an enforceable master netting arrangement, Financial instruments, Financial assets	(49,058.2)		(34,021.3)
Amounts subject to an enforceable master netting arrangement, Cash collateral, Financial assets	0.0		0.0
Net amount after offsetting, Financial assets	350,272.6		289,457.0
Gross amount recognized, Financial liabilities	970,101.7	$ 14,884.7	924,404.9
Gross amount recognized as set off in the balance sheet, Financial liabilities	(17,648.5)	(270.8)	(2,785.6)
Gross amount recognized as set off in the balance sheet, Financial liabilities	952,453.2	14,613.9	921,619.3
Amounts subject to an enforceable master netting arrangement, Financial instruments, Financial liabilities	(49,058.2)	(752.7)	(34,021.3)
Amounts subject to an enforceable master netting arrangement, Cash collateral, Financial liabilities	0.0	0.0	0.0
Net amount after offsetting, Financial liabilities	903,395.0	$ 13,861.2	887,598.0
Derivative financial instruments [Member]
Disclosure of detailed information about financial instruments [line items]
Gross amount recognized, Financial assets	53,230.3		42,855.2
Net amount presented in the balance sheet, Financial assets	53,230.3		42,855.2
Amounts subject to an enforceable master netting arrangement, Financial instruments, Financial assets	(49,058.2)		(34,021.3)
Amounts subject to an enforceable master netting arrangement, Cash collateral, Financial assets	0.0		0.0
Net amount after offsetting, Financial assets	4,172.1		8,833.9
Gross amount recognized, Financial liabilities	86,578.6		255,175.2
Gross amount recognized as set off in the balance sheet, Financial liabilities	86,578.6		255,175.2
Amounts subject to an enforceable master netting arrangement, Financial instruments, Financial liabilities	(49,058.2)		(34,021.3)
Amounts subject to an enforceable master netting arrangement, Cash collateral, Financial liabilities	0.0		0.0
Net amount after offsetting, Financial liabilities	37,520.4		221,153.9
Trade receivables [Member]
Disclosure of detailed information about financial instruments [line items]
Gross amount recognized, Financial assets	199,905.7		141,032.6
Gross amount recognized as set off in the balance sheet, Financial assets	(972.7)		(277.1)
Net amount presented in the balance sheet, Financial assets	198,933.0		140,755.5
Amounts subject to an enforceable master netting arrangement, Cash collateral, Financial assets	0.0		0.0
Net amount after offsetting, Financial assets	198,933.0		140,755.5
Cash and cash equivalent [Member]
Disclosure of detailed information about financial instruments [line items]
Gross amount recognized, Financial assets	163,843.3		142,376.1
Gross amount recognized as set off in the balance sheet, Financial assets	(16,675.8)		(2,508.5)
Net amount presented in the balance sheet, Financial assets	147,167.5		139,867.6
Amounts subject to an enforceable master netting arrangement, Cash collateral, Financial assets	0.0		0.0
Net amount after offsetting, Financial assets	147,167.5		139,867.6
Accounts payable [Member]
Disclosure of detailed information about financial instruments [line items]
Gross amount recognized, Financial liabilities	805,574.3		610,478.5
Gross amount recognized as set off in the balance sheet, Financial liabilities	(972.7)		(277.1)
Gross amount recognized as set off in the balance sheet, Financial liabilities	804,601.6		610,201.4
Amounts subject to an enforceable master netting arrangement, Cash collateral, Financial liabilities	0.0		0.0
Net amount after offsetting, Financial liabilities	804,601.6		610,201.4
Loans from banks/financial institutions (short-term) [member]
Disclosure of detailed information about financial instruments [line items]
Gross amount recognized, Financial liabilities	77,948.8		58,751.2
Gross amount recognized as set off in the balance sheet, Financial liabilities	(16,675.8)		(2,508.5)
Gross amount recognized as set off in the balance sheet, Financial liabilities	61,273.0		56,242.7
Amounts subject to an enforceable master netting arrangement, Cash collateral, Financial liabilities	0.0		0.0
Net amount after offsetting, Financial liabilities	₨ 61,273.0		₨ 56,242.7